Share-Based Payments - Activity on Share Options (Details) R / shares in Units, R in Millions			12 Months Ended
	Sep. 18, 2025	Apr. 04, 2024	Jun. 30, 2026 ZAR (R) year R / shares	Jun. 30, 2025 ZAR (R) year R / shares
Management DSP | Over three years [Member] | September 18, 2025
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Vesting period (in years)	3 years
Management DSP | Over five years [Member] | September 18, 2025
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Vesting period (in years)	5 years
Participation units | Katleho ya Moruo Employee Share Ownership Plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Vesting period (in years)		5 years
DS | Management DSP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at beginning of year			4,909,956	5,012,332
Options granted (in shares)			1,125,329	1,984,084
Options exercised or vested (in shares)			(1,850,273)	(2,014,976)
Options forfeited and lapsed (in shares)			(91,978)	(71,484)
Balance at end of year			4,093,034	4,909,956
DS | Management DSP | Over three years [Member] | September 20, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Gain realised by participants on options and rights traded during the year | R			R 0	R 121
Weighted average option price (in SA rand per share) | R / shares			R 0	R 175.17
Remaining life (years)			0	0
DS | Management DSP | Over three years [Member] | September 19, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Gain realised by participants on options and rights traded during the year | R			R 150	R 88
Weighted average option price (in SA rand per share) | R / shares			R 301.31	R 177.44
Remaining life (years)			0	0.2
DS | Management DSP | Over three years [Member] | September 18, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			440,796
Gain realised by participants on options and rights traded during the year | R			R 122	R 83
Weighted average option price (in SA rand per share) | R / shares			R 263.04	R 175.18
Remaining life (years)			0.2	1.2
DS | Management DSP | Over three years [Member] | September 18, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			977,010
Gain realised by participants on options and rights traded during the year | R			R 133	R 0
Weighted average option price (in SA rand per share) | R / shares			R 263.04	R 0
Remaining life (years)			1.2	0
DS | Management DSP | Over three years [Member] | September 18, 2025
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			785,112
Remaining life (years)			2.2
DS | Management DSP | Over five years [Member] | September 18, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			16,486
Gain realised by participants on options and rights traded during the year | R			R 14	R 7
Weighted average option price (in SA rand per share) | R / shares			R 301.31	R 180.19
Remaining life (years)			0	0
DS | Management DSP | Over five years [Member] | September 18, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			90,172
Gain realised by participants on options and rights traded during the year | R			R 14	R 9
Weighted average option price (in SA rand per share) | R / shares			R 274.88	R 179.30
Remaining life (years)			0	0.2
DS | Management DSP | Over five years [Member] | September 20, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			381,364
Gain realised by participants on options and rights traded during the year | R			R 26	R 22
Weighted average option price (in SA rand per share) | R / shares			R 263.04	R 179.01
Remaining life (years)			0.2	1.2
DS | Management DSP | Over five years [Member] | September 19, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			366,001
Gain realised by participants on options and rights traded during the year | R			R 22	R 16
Weighted average option price (in SA rand per share) | R / shares			R 301.31	R 180.25
Remaining life (years)			1.2	2.2
DS | Management DSP | Over five years [Member] | September 18, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			339,185
Gain realised by participants on options and rights traded during the year | R			R 15	R 10
Weighted average option price (in SA rand per share) | R / shares			R 263.04	R 179.26
Remaining life (years)			2.2	3.2
DS | Management DSP | Over five years [Member] | September 18, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			384,594
Gain realised by participants on options and rights traded during the year | R			R 14	R 0
Weighted average option price (in SA rand per share) | R / shares			R 263.04	R 0
Remaining life (years)			3.2	0
DS | Management DSP | Over five years [Member] | September 18, 2025
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			312,314
Remaining life (years)			4.2
PU | Katleho ya Moruo Employee Share Ownership Plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at beginning of year			11,148,600	0
Options granted (in shares)			490,584	11,851,218
Options exercised or vested (in shares)			(394,026)	(483,342)
Options forfeited and lapsed (in shares)			(193,890)	(219,276)
Balance at end of year			11,051,268	11,148,600
PU | Katleho ya Moruo Employee Share Ownership Plan | April 4, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Gain realised by participants on options and rights traded during the year | R			R 115	R 100
Weighted average option price (in SA rand per share) | R / shares			R 290.60	R 207.46
Remaining life (years)			2.8	3.8